Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease, Cost and Other Lease Information
The table below provides the lease cost and other information relating to our operating leases for the years ended December 31, 2020 and 2019:

	2020	2019
Lease cost:
Operating lease cost	$12,720	$13,627
Short-term lease cost(1)	246	—
Total lease cost	12,966	13,627
Sub-lease income(2)	(553)	(542)
Total net lease cost	$12,413	$13,085

Other information:
Operating cash paid for amounts included in the measurement of lease liabilities	$13,421	$11,129
Non-cash activity: right-of-use assets relating to leases	295	57,536
Weighted-average remaining lease term	6.1 years	6.3 years
Weighted-average discount rate	6.5%	6.3%
(1) Leases with an initial lease term of twelve months or less are not recognized within our consolidated balance sheets.
(2) Sub-lease income consists of rental income received from third parties to whom we have sub-leased some of our leased office spaces and is included within other income in our consolidated statements of earnings.

Assets And Liabilities, Lessee
The table below provides a summary of the operating leases recorded on our consolidated balance sheets for the years ended December 31, 2020 and 2019:

	Balance sheet classification	2020	2019
Right-of-use assets (1) (2)	Other assets	$32,297	$46,747
Current lease liabilities (2)	Other liabilities	7,959	11,403
Non-current lease liabilities (2)	Other liabilities	27,064	34,785
(1) Following our decision to put the StarStone International operations into orderly run-off effective June 10, 2020, we recorded total impairment charges of $3.5 million on the right-of-use assets relating to certain StarStone International operating leases as of December 31, 2020.
(2) The right-of-use assets and the total lease liability balances exclude balances of $1.0 million and $0.8 million respectively, related to Atrium which have been reclassified to held-for-sale balances on our consolidated balance sheet as of December 31, 2020.

Lessee, Operating Lease, Liability, Maturity
The table below provides a summary of the contractual maturities of our operating lease liabilities:

	2021	2022	2023	2024	2025	2026 and beyond	Total lease payments	Less: Imputed interest	Present value of lease liabilities
Contractual maturities	$9,774	8,099	7,267	5,561	4,534	8,577	43,812	(8,789)	$35,023